Stock Awards (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Apr. 30, 2013 Stock Options Maximum	Apr. 30, 2013 Stock Options First year anniversary	Jan. 31, 2012 2002 Plan Stock Options	Jan. 31, 2009 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Restricted stock	Jan. 31, 2013 2002 Plan Restricted stock	Jan. 31, 2012 2002 Plan Restricted stock
Stock awards
Vesting period	4 years
Vesting percentage on the first year anniversary						25.00%
Term of the award					10 years
Weighted-average fair value on the date of grant (in dollars per share)	$ 5.69	$ 3.38	$ 4.98	$ 2.88
Intrinsic value of stock options exercised	$ 1.1	$ 0.2	$ 3.7	$ 0.6
Outstanding restricted shares associated with the early exercise provision									119,998	0	0	15,564
Number of Options
Outstanding at the beginning of the period (in shares)	1,597,354	1,872,091	1,872,091	1,145,038					1,621,755
Granted (in shares)	167,604	34,260	185,400	922,794
Exercised (in shares)	(122,094)		(417,267)	(159,102)			(54,474)	(85,786)
Forfeited (in shares)	(21,109)		(42,870)	(36,639)
Outstanding at the end of the period (in shares)	1,621,755		1,597,354	1,872,091					1,621,755
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.19	$ 3.05	$ 3.05	$ 0.90
Granted (in dollars per share)	$ 10.78	$ 6.23	$ 9.23	$ 5.28
Exercised (in dollars per share)	$ 2.15		$ 1.33	$ 0.78
Forfeited (in dollars per share)	$ 4.61		$ 4.05	$ 2.60
Outstanding at the end of the period (in dollars per share)	$ 5.42		$ 4.19	$ 3.05